Financial instruments - additional disclosures (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	$ (6,786)	$ (5,745)
Potential inflows in various currencies - from financial derivative assets	6,820	5,728
Not later than one month [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(843)	(930)
Potential inflows in various currencies - from financial derivative assets	847	904
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(5,482)	(4,096)
Potential inflows in various currencies - from financial derivative assets	5,516	4,114
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(461)	(719)
Potential inflows in various currencies - from financial derivative assets	$ 457	$ 710